UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON D.C. 20549
                             FORM 13F
                     FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 06/30/2005
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                             Cambridge Financial Group, Inc.
Address:                          4100 Horizons Drive
                                  Suite 200
                                  Columbus, OH  43220
13F File Number:

The institutional investment manager filing this report
and the person by whom it is signed hereby represent that
the person signing the report is authorized to submit it,
that all information contained herein is true, correct
and complete, and that it is understood that all required
items, statements, schedules, lists, and tables, are
considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:                 Gregory Bauer
Title:     Managing Director
Phone:                614-457-1530
Signature,            Place,                and Date of Signing:
                      Columbus, Ohio        August 10, 2005
Report Type (Check only one.):
                               [ X]        13F HOLDINGS REPORT.
                               [  ]        13F NOTICE.
                               [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:      30
Form 13F Information Table Value Total:      450814
List of Other Included Managers:
No.  13F File Number

Information Table:

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
______________________________ ________________ _________ ________ ________ ___ ____ _______ ____________ ________ ________ ________
APPLE                           COM             037833100    15787   428872 SH       SOLE                   428872
ARCHER DANIELS MIDLAND CO       COM             039483102    12997   607904 SH       SOLE                   607904
AUTODESK INC                    COM             052769106    17046   496390 SH       SOLE                   496390
AES CORP                        COM             00130H105    14019   855883 SH       SOLE                   855883
AETNA INC NEW                   COM             00817Y108    19592   236565 SH       SOLE                   236565
ALLEGHENY TECHNOLOGIES INC      COM             01741R102    13150   596116 SH       SOLE                   596116
BOEING CO                       COM             097023105    15311   231985 SH       SOLE                   231985
BLACK & DECKER CORP             COM             091797100    14339   159585 SH       SOLE                   159585
BAKER HUGHES INC                COM             057224107    18034   352497 SH       SOLE                   352497
CATERPILLAR INC DEL             COM             149123101    13881   145636 SH       SOLE                   145636
CIGNA CORP                      COM             125509109    15692   146612 SH       SOLE                   146612
HALIBURTON CO                   COM             406216101    15929   333106 SH       SOLE                   333106
HUMANA INC                      COM             444859102    20520   516364 SH       SOLE                   516364
JOHNSON CTLS INC                COM             478366107    12799   227216 SH       SOLE                   227216
PENNEY J C INC                  COM             708160106    17824   338992 SH       SOLE                   338992
NORDSTROM INC                   COM             655664100    13469   396260 SH       SOLE                   396260
MASCO CORP                      COM             574599106    14123   444664 SH       SOLE                   444664
MEDCO HEALTH SOLUTIONS INC      COM             58405U102    16736   313642 SH       SOLE                   313642
MONSANTO CO NEW                 COM             61166W101    16749   266402 SH       SOLE                   266402
NORFOLK SOUTHERN CORP           COM             655844108    12389   400160 SH       SOLE                   400160
ROHM & HAAS CO                  COM             775371107    15698   338760 SH       SOLE                   338760
ROCKWELL AUTOMATION INC         COM             773903109    12351   253563 SH       SOLE                   253563
DONNELLEY R R & SONS CO         COM             257867101    14046   407009 SH       SOLE                   407009
SHERWIN WILLIAMS CO             COM             824348106    14614   310352 SH       SOLE                   310352
SYSCO CORP                      COM             871829107    13161   363652 SH       SOLE                   363652
TYCO INTL LTD NEW               COM             902124106    11763   402847 SH       SOLE                   402847
V F CORP                        COM             918204108    13992   244528 SH       SOLE                   244528
VALERO ENERGY CORP NEW          COM             91913Y100    17488   221057 SH       SOLE                   221057
WILLIAMS COS INC DEL            COM             969457100    15373   809085 SH       SOLE                   809085
UNITED STATES STL CORP NEW      COM             912909108    11942   347466 SH       SOLE                   347466